Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Basis of presentation
The accompanying consolidated financial statements of Credit Suisse AG (the Bank), the direct bank subsidiary of Credit Suisse Group AG (the Group), are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Bank ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current presentation which had no impact on net income/(loss) or total shareholders’ equity.
In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities and various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.
> Refer to “Note 1 – Summary of significant accounting policies” in VI – Consolidated financial statements – Credit Suisse Group for a summary of significant accounting policies, with the exception of the following accounting policies.

Pensions and other post-retirement benefits
Pension and other post-retirement benefits
Credit Suisse sponsors a Group defined benefit pension plan in Switzerland that covers eligible employees of the Bank domiciled in Switzerland. The Bank also has single-employer defined benefit pension plans and defined contribution pension plans in Switzerland and other countries around the world.
For the Bank’s participation in the Group defined benefit pension plan, no retirement benefit obligation is recognized in the consolidated balance sheets of the Bank and defined contribution accounting is applied, as the Bank is not the sponsoring entity of the Group plan.
For single-employer defined benefit plans, the Bank uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31 and is performed by independent qualified actuaries.
> Refer to “Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group – Note 1 – Summary of significant accounting policies for further information.

Own shares, own bonds and financial instruments on own shares
Own shares, own bonds and financial instruments on Group shares
The Bank’s shares are wholly owned by Credit Suisse Group AG and are not subject to trading. The Bank may buy and sell Credit Suisse Group AG shares (Group shares) and Group bonds, own bonds and financial instruments on Group shares within its normal trading and market-making activities. In addition, the Bank may hold Group shares to economically hedge commitments arising from employee share-based compensation awards. Group shares are reported as trading assets, unless those shares are held to economically hedge share award obligations. Hedging shares are reported as treasury shares, resulting in a reduction to total shareholder’s equity. Financial instruments on Group shares are recorded as assets or liabilities and carried at fair value. Dividends received on Group shares and unrealized and realized gains and losses on Group shares are recorded according to the classification of the shares as trading assets or treasury shares. Purchases of bonds originally issued by the Bank are recorded as an extinguishment of debt.